Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
HEICO Corp. , Class A ................. 3,938 $ 606,216
Lockheed Martin Corp. ................ 2,633 1,197,673
Textron, Inc. ....................... 2,654 254,598
2,058,487
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.
(a)
. 10,343 1,257,399
Automobiles — 1.2%
Ford Motor Co. ..................... 2,442 32,430
General Motors Co. .................. 29,142 1,321,589
1,354,019
Banks — 6.3%
Bank of America Corp. ................ 46,377 1,758,616
Citigroup, Inc. ...................... 8,259 522,299
Citizens Financial Group, Inc. ........... 6,196 224,853
Columbia Banking System, Inc. .......... 725 14,029
JPMorgan Chase & Co. ............... 13,874 2,778,962
KeyCorp .......................... 73,533 1,162,557
Truist Financial Corp. ................. 3,858 150,385
Valley National Bancorp ............... 25,260 201,069
6,812,770
Beverages — 1.8%
Coca-Cola Co. (The) ................. 15,586 953,551
PepsiCo, Inc. ...................... 5,700 997,557
1,951,108
Biotechnology — 3.5%
AbbVie, Inc. ....................... 231 42,065
Amgen, Inc. ....................... 2,667 758,282
CG oncology, Inc.
(b)
.................. 913 40,081
Exelixis, Inc.
(b)
...................... 7,565 179,518
Gilead Sciences, Inc. ................. 22,249 1,629,739
Incyte Corp.
(b)
...................... 9,595 546,627
Kyverna Therapeutics, Inc.
(b)
............ 529 13,140
Neurocrine Biosciences, Inc.
(b)
........... 1,410 194,467
Regeneron Pharmaceuticals, Inc.
(b)
........ 113 108,761
United Therapeutics Corp.
(b)
............. 1,457 334,702
3,847,382
Broadline Retail — 1.1%
Amazon.com, Inc.
(b)
.................. 6,619 1,193,935
Building Products — 1.7%
A O Smith Corp. .................... 9,589 857,832
Builders FirstSource, Inc.
(b)
............. 2,333 486,547
Owens Corning ..................... 3,191 532,259
1,876,638
Capital Markets — 4.4%
Affiliated Managers Group, Inc.
(a)
......... 213 35,671
Cboe Global Markets, Inc. .............. 313 57,508
Franklin Resources, Inc.
(a)
.............. 410 11,525
Invesco Ltd. ....................... 74,427 1,234,744
Lazard, Inc. ....................... 400 16,748
Moody's Corp. ...................... 2,866 1,126,424
MSCI, Inc. ........................ 456 255,565
Nasdaq, Inc. ....................... 21,413 1,351,160
S&P Global, Inc. .................... 702 298,666
SEI Investments Co. .................. 2,416 173,710
State Street Corp. ................... 411 31,779
T. Rowe Price Group, Inc.
(a)
............. 1,079 131,552
4,725,052
Security
Shares
Shares Value
Chemicals — 2.2%
DuPont de Nemours, Inc. .............. 1,100 $ 84,337
Ecolab, Inc. ....................... 1,639 378,445
LyondellBasell Industries NV , Class A ...... 11,103 1,135,615
Mosaic Co. (The) .................... 6,697 217,385
PPG Industries, Inc. .................. 1,878 272,122
Westlake Corp. ..................... 1,588 242,646
2,330,550
Commercial Services & Supplies — 0.5%
Cintas Corp. ....................... 520 357,256
Waste Management, Inc. ............... 721 153,681
510,937
Communications Equipment — 0.2%
Ciena Corp.
(b)
...................... 2,033 100,532
Juniper Networks, Inc. ................ 1,547 57,332
Motorola Solutions, Inc. ............... 73 25,913
183,777
Construction & Engineering — 1.2%
AECOM .......................... 6,416 629,281
EMCOR Group, Inc. .................. 356 124,671
Quanta Services, Inc. ................. 1,358 352,808
Valmont Industries, Inc. ................ 848 193,582
1,300,342
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. ............... 251 183,890
Walmart, Inc. ....................... 27,303 1,642,822
1,826,712
Containers & Packaging — 0.2%
International Paper Co. ................ 3,013 117,567
Packaging Corp. of America ............ 458 86,919
WestRock Co. ...................... 933 46,137
250,623
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 40,918 720,157
Liberty Global Ltd. , Class A
(b)
............ 1,341 22,690
742,847
Electric Utilities — 2.2%
Edison International .................. 568 40,175
IDACORP, Inc.
(a)
.................... 550 51,089
OGE Energy Corp. ................... 34,140 1,171,002
Portland General Electric Co. ............ 4,364 183,288
PPL Corp. ........................ 33,466 921,319
2,366,873
Electrical Equipment — 0.9%
AMETEK, Inc. ...................... 4,437 811,527
Rockwell Automation, Inc. .............. 481 140,130
951,657
Electronic Equipment, Instruments & Components — 1.1%
Avnet, Inc. ........................ 1,022 50,671
TE Connectivity Ltd. .................. 8,151 1,183,851
1,234,522
Energy Equipment & Services — 0.9%
Baker Hughes Co. , Class A ............. 12,284 411,514
Schlumberger NV ................... 10,071 551,992
963,506
Entertainment — 0.7%
Electronic Arts, Inc. .................. 3,169 420,431
Liberty Media Corp.-Liberty Formula One , Class
C
(b)
........................... 5,030 329,968

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(b)
........... 3,345 $ 29,202
779,601
Financial Services — 5.7%
Berkshire Hathaway, Inc. , Class B
(b)
....... 8,733 3,672,401
Euronet Worldwide, Inc.
(b)
.............. 1,657 182,154
Mastercard, Inc. , Class A ............... 2,461 1,185,144
Visa, Inc. , Class A ................... 4,123 1,150,647
6,190,346
Food Products — 1.5%
Archer-Daniels-Midland Co. ............. 2,596 163,055
Bunge Global SA .................... 7,648 784,073
Hershey Co. (The) ................... 3,556 691,642
1,638,770
Gas Utilities — 0.2%
New Jersey Resources Corp.
(a)
.......... 2,218 95,175
UGI Corp. ......................... 5,082 124,712
219,887
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc. .......... 3,434 753,111
Health Care Equipment & Supplies — 3.5%
Dexcom, Inc.
(b)
..................... 1,911 265,056
Enovis Corp.
(a) (b)
..................... 699 43,653
Hologic, Inc.
(b)
...................... 2,395 186,714
Intuitive Surgical, Inc.
(b)
................ 827 330,047
Medtronic plc ...................... 20,141 1,755,288
Stryker Corp. ...................... 3,446 1,233,220
3,813,978
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. .................. 1,551 173,557
Centene Corp.
(b)
.................... 1,211 95,039
Elevance Health, Inc. ................. 2,944 1,526,582
HCA Healthcare, Inc. ................. 446 148,754
Laboratory Corp. of America Holdings ...... 2,257 493,064
Quest Diagnostics, Inc. ................ 2,099 279,398
2,716,394
Health Care Technology — 0.2%
Teladoc Health, Inc.
(b)
................. 15,492 233,929
Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp. .................. 11,465 771,824
Domino's Pizza, Inc. .................. 501 248,937
McDonald's Corp. ................... 550 155,072
MGM Resorts International
(b)
............ 7,543 356,105
1,531,938
Household Durables — 2.0%
DR Horton, Inc. ..................... 6,642 1,092,941
Leggett & Platt, Inc. .................. 16,124 308,775
Toll Brothers, Inc. .................... 6,106 789,933
2,191,649
Household Products — 2.6%
Colgate-Palmolive Co. ................ 7,936 714,637
Kimberly-Clark Corp. ................. 9,441 1,221,193
Procter & Gamble Co. (The) ............ 5,287 857,816
2,793,646
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 26,482 474,822
Industrial Conglomerates — 0.3%
Honeywell International, Inc. ............ 1,593 326,963
Security
Shares
Shares Value
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc. .......... 9,617 $ 505,277
Insurance — 5.1%
Aon plc , Class A .................... 75 25,029
Arch Capital Group Ltd.
(b)
.............. 643 59,439
First American Financial Corp. ........... 491 29,975
Marsh & McLennan Cos., Inc. ........... 6,132 1,263,069
MetLife, Inc. ....................... 7,106 526,626
Progressive Corp. (The) ............... 6,471 1,338,332
Reinsurance Group of America, Inc. ....... 5,736 1,106,360
Travelers Cos., Inc. (The) .............. 3,642 838,170
Unum Group ....................... 5,580 299,423
5,486,423
Interactive Media & Services — 1.4%
Alphabet, Inc. , Class A
(b)
............... 7,724 1,165,783
Meta Platforms, Inc. , Class A ............ 303 147,131
Pinterest, Inc. , Class A
(b)
............... 6,949 240,922
1,553,836
IT Services — 0.1%
Amdocs Ltd. ....................... 1,377 124,439
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 2,010 292,475
Machinery — 4.5%
AGCO Corp. ....................... 955 117,484
CNH Industrial NV ................... 8,920 115,603
Cummins, Inc. ...................... 1,228 361,830
Flowserve Corp. .................... 12,366 564,879
Graco, Inc. ........................ 499 46,637
Illinois Tool Works, Inc. ................ 53 14,222
Oshkosh Corp. ..................... 9,920 1,237,123
Otis Worldwide Corp. ................. 1,245 123,591
Parker-Hannifin Corp. ................. 1,935 1,075,454
Snap-on, Inc. ...................... 2,493 738,476
Xylem, Inc. ........................ 3,743 483,745
4,879,044
Media — 2.4%
Comcast Corp. , Class A ............... 34,293 1,486,602
Fox Corp. , Class A
(a)
.................. 29,191 912,803
Fox Corp. , Class B ................... 702 20,091
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
295 8,761
Paramount Global , Class B ............. 15,809 186,072
2,614,329
Metals & Mining — 1.0%
Alcoa Corp. ........................ 859 29,026
Nucor Corp. ....................... 5,148 1,018,789
1,047,815
Multi-Utilities — 0.9%
Black Hills Corp. .................... 481 26,262
CMS Energy Corp. ................... 12,499 754,190
DTE Energy Co. .................... 878 98,459
Sempra .......................... 753 54,088
932,999
Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp. ...................... 6,247 985,402
ConocoPhillips ..................... 9,431 1,200,378
Devon Energy Corp. .................. 13,756 690,276
EOG Resources, Inc. ................. 5,868 750,165
Exxon Mobil Corp. ................... 15,247 1,772,311
Marathon Petroleum Corp. ............. 7,383 1,487,674
Pioneer Natural Resources Co. .......... 1,130 296,625

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. .................. 3,649 $ 622,848
7,805,679
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 4,971 417,117
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a) (b)
.............. 2,356 101,284
Delta Air Lines, Inc. .................. 10,481 501,726
United Airlines Holdings, Inc.
(b)
........... 2,892 138,469
741,479
Pharmaceuticals — 5.0%
Alto Neuroscience, Inc.
(b)
............... 14 215
Bristol-Myers Squibb Co. ............... 19,425 1,053,418
Eli Lilly & Co. ...................... 1,344 1,045,578
Johnson & Johnson .................. 5,082 803,921
Merck & Co., Inc. .................... 7,856 1,036,599
Pfizer, Inc. ........................ 52,005 1,443,139
Zoetis, Inc. , Class A .................. 351 59,393
5,442,263
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(b)
............ 285 13,640
Residential REITs — 2.2%
Apartment Income REIT Corp. ........... 4,232 137,413
Camden Property Trust ................ 11,472 1,128,845
Equity Residential ................... 18,553 1,170,880
2,437,138
Retail REITs — 0.4%
Brixmor Property Group, Inc. ............ 626 14,680
Kimco Realty Corp. .................. 22,771 446,539
461,219
Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc. ................ 4,157 857,298
Astera Labs, Inc.
(b)
................... 821 60,910
Cirrus Logic, Inc.
(b)
................... 1,565 144,856
Intel Corp. ........................ 9,321 411,709
Lam Research Corp. ................. 466 452,752
Micron Technology, Inc. ................ 7,569 892,309
NVIDIA Corp. ...................... 996 899,946
QUALCOMM, Inc. ................... 7,445 1,260,438
4,980,218
Software — 2.6%
Adobe, Inc.
(b)
....................... 661 333,541
Fortinet, Inc.
(b)
...................... 951 64,963
Manhattan Associates, Inc.
(b)
............ 3,873 969,141
Microsoft Corp. ..................... 2,807 1,180,961
Oracle Corp. ....................... 1,474 185,149
Teradata Corp.
(b)
.................... 1,596 61,717
2,795,472
Specialized REITs — 0.4%
Equinix, Inc. ....................... 411 339,211
Lamar Advertising Co. , Class A .......... 259 30,927
SBA Communications Corp. ............ 423 91,664
461,802
Specialty Retail — 0.2%
AutoNation, Inc.
(b)
.................... 1,249 206,809
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc. ........................ 5,940 1,018,591
Hewlett Packard Enterprise Co. .......... 35,696 632,890
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. .......................... 5,189 $ 156,812
1,808,293
Textiles, Apparel & Luxury Goods — 0.0%
Under Armour, Inc. , Class C
(b)
........... 947 6,762
Trading Companies & Distributors — 0.8%
Watsco, Inc. ....................... 32 13,823
WESCO International, Inc. .............. 3,438 588,861
WW Grainger, Inc. ................... 271 275,688
878,372
Total Long-Term Investments — 99 .0%
(Cost: $ 95,584,946 ) ............................... 107,297,070
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 1,361,608 1,362,288
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,104,875 1,104,875
Total Short-Term Securities — 2 .3%
(Cost: $ 2,467,163 ) ............................... 2,467,163
Total Investments — 101 .3%
(Cost: $ 98,052,109 ) ............................... 109,764,233
Liabilities in Excess of Other Assets — (1.3) % ............. (1,401,038)
Net Assets — 100.0% ...............................
$ 108,363,195

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,362,438
(a)
$ — $ (150) $ — $ 1,362,288 1,361,608 $ 2,950
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 866,131 238,744
(a)
— — — 1,104,875 1,104,875 11,484 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,306,856 — (2,306,398)
(a)
(458) — — — — —
$ (608) $ — $ 2,467,163 $ 14,434 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4 06/21/24 $ 1,062 $ 22,178
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 107,297,070 $ — $ — $ 107,297,070
Short-Term Securities
Money Market Funds ...................................... 2,467,163 — — 2,467,163
$ 109,764,233 $ — $ — $ 109,764,233
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 22,178 $ — $ — $ 22,178
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust